Trade and other receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Trade and other current receivables [abstract]
Net trade receivables	$ 212,323	$ 211,025
Other receivables	317,452	387,019
Prepaid land rent	1,016	1,030
Other prepaid expenses	29,979	26,820
Advance payments	33,364	22,076
Withholding tax	1,362	1,201
VAT receivables	12,339	14,296
Trade and other current receivables	607,835	663,467	[1]
Trade and other non-current receivables [abstract]
Accrued income and lease incentive	71,891	35,321
Other tax receivables	7,116	5,945
Payment in advance for property, plant and equipment	61,874	83,118
Contingent consideration receivable	6,411	5,963
Trade and other non-current receivables	147,292	130,347	[1]
Accrued revenue	84,900	86,200		$ 103,400
Current contract assets	$ 19,500	17,700		$ 22,200
Top of range
Trade and other non-current receivables [abstract]
Non-current receivable due term	20 years
Gross carrying amount [member]
Trade and other current receivables [abstract]
Net trade receivables	$ 233,528	236,390
Accumulated impairment [member]
Trade and other current receivables [abstract]
Net trade receivables	$ (21,205)	$ (25,365)

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.